Income and expenses - General and administrative expenses (Detail) - General and administrative expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses [line items]
Purchase of goods and services	€ (9,856)	€ (9,892)	€ (7,053)
Amortization and depreciation	(3,630)	(3,828)	(2,761)
Payroll expenses	(18,078)	(18,442)	(14,858)
Other	(222)	(148)	(204)
Total	€ (31,786)	€ (32,310)	€ (24,876)